INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Current:
Federal state and local			$ 0	$ 0
Total current			0	0
Deferred:
Federal State and local benefit			(2,188,648)	(4,567,483)
Net operating loss, net of state tax effect			(60,546)	(60,546)
Meals and entertainment			12,347	616
Stock based expenses			20,591	4,473
Impairment			0	1,529,488
Amortization			0	137,808
Derivative expense			1,141,578	136,515
Gain on extinguishment			(132,766)	472,099
Change in allowance			1,207,444	2,347,030
Total benefit	$ 0	$ 0	$ 0	$ 0